Auditors Fees (Tables)	12 Months Ended
Dec. 31, 2021
Auditor's remuneration [abstract]
Schedule of Fees Paid to Auditors

Amounts in US$‘000	2021	2020	2019
Audit fees	1,023	926	763
Audit related fees	65	—	510
Tax services fees	47	35	165
Non-audit services fees	—	—	5
Total Auditors Fees	1,135	961	1,443